FAIR VALUE MEASUREMENTS - Level 3 Reconciliation (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0	$ 1,000	$ 10,073
Additions	4,925	0	0
Changes in fair value	382
Settlements	0	(1,000)	(22,914)
Ending balance	$ 5,307	$ 0	$ 1,000